SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 95,789	$ 94,263
Spare Parts [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	57,291	54,709
Chemicals [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	21,295	24,422
Consumables [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 17,203	$ 15,132